Business Acquisitions	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Business Acquisitions

Note 6 – Business Acquisitions

IMAC Florida

In February 2021, the Company completed the acquisition of and signed Management Services Agreement with Willmitch Chiropractic, P.A. in Tampa, Florida. The transaction was completed for $421,000. Willmitch Chiropractic’s founder, Martin Willmitch, will remain with the Company and serve as Vice President of Managed Care of IMAC Holdings. A total of $7,400 was allocated to property and equipment with the remaining $413,600, allocated to goodwill. The Company recorded an impairment loss of $413,600 at December 31, 2022.

In March 2021, the Company completed the asset purchase of NHC Chiropractic, PLLC dba Synergy Healthcare in Orlando, Florida. The transaction was completed as an asset purchase for $142,500. A total of $149,720 was allocated to property and equipment and $7,220 allocated to acquired payables.

In June 2021, the Company completed an asset purchase of Fort Pierce Chiropractic in Fort Pierce, Florida. The transaction was completed as an asset purchase for $50,000. A total of $45,000 was allocated to property and equipment with the remaining $5,000 allocated to customer lists.

IMAC Chicago

In June 2021, the Company also completed an asset purchase of Active Medical Center in Naperville, Illinois. The transaction was completed as an asset purchase for $205,000. A total of $200,000 was allocated to property and equipment with the remaining $5,000 allocated to deposits.

IMAC Louisiana

In October 2021, the Company consummated certain transactions resulting in the acquisition of the outstanding equity interest in Louisiana Orthopaedic & Sports Rehab Institute, Inc, (the “Louisiana Acquisition”). The transaction was completed for $1,200,000 and $1,200,000 in common stock.

The Company completed its formal valuation analysis to identify and determine the fair value of identifiable tangible assets acquired related to this acquisition during 2022. A total of $192,500 has been allocated to a non-compete agreement, $77,000 allocated to an intellectual property agreement with the remaining $2,045,500 allocated to goodwill. The Company recorded an impairment loss related to the full balance of this goodwill at December 31, 2022.

Theralink Technologies Inc [Member]
Business Acquisitions

NOTE 3 – DISPOSAL OF SUBSIDIARIES

Administrative Dissolution of OncBioMune, LLC

On July 11, 2021, the Company’s wholly-owned subsidiary OncBioMune, LLC was administratively dissolved by the Louisiana Secretary of State for failing to meet its filing requirements and pay the associated fees (see Note 1). The Company deconsolidated OncBioMune, LLC on July 11, 2021 and recognized a gain of $9,916 which was recorded in the statement of operations as a gain on the dissolution of a subsidiary.

Exercise of Options to Purchase Shares of OncBioMune Sub Inc.

In connection with the Asset Sale Transaction, the Company entered into an Exchange Agreement, effective June 5, 2020, by and among OncBioMune Pharmaceuticals, Inc. and the investors named therein, whereby the Company agreed to exchange certain convertible promissory notes and warrants outstanding for shares of Series C-1 Convertible Preferred Stock of the Company and the option to purchase shares of the Company’s wholly-owned subsidiary, OncBioMune Sub Inc. OncBioMune Sub Inc. holds the patents used in the prior business of OncBioMune Pharmaceuticals, Inc. In July 2021, certain of those investors exercised their options to purchase the shares of OncBioMune Sub Inc. On July 26, 2021, the Company transferred all 10,000 shares of OncBioMune Sub Inc. held by the Company to the various investors for aggregate proceeds of $1,000. The proceeds were recorded in the statement of operations as a gain on the disposal of a subsidiary (see Note 1).